Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

16.  Revenue

Revenue by source consists of the following:

	Year Ended December 31,
	2019	2020	2021
Vehicle sales	7,367,113	15,182,522	33,169,740
Sales of packages	111,448	244,072	526,171
Sales of automotive regulatory credits	—	120,648	516,549
Sales of charging piles	127,632	229,781	319,386
Battery upgrade service	—	5,346	291,218
Others	218,711	475,564	1,313,359
Total	7,824,904	16,257,933	36,136,423

For the years ended December 31, 2019, 2020 and 2021, revenue recognised at a point in time was RMB7,696,238, RMB15,969,390 and RMB35,416,050, respectively, and revenue recognised over time was RMB128,666, RMB288,543 and RMB720,373, respectively.